Vanguard Short-Term Federal Fund

Supplement Dated June 5, 2026, to the Prospectus and Summary Prospectus Dated May 28, 2026

Important Change to Vanguard Short-Term Federal Fund

Fund Name Change

The board of trustees of Vanguard Fixed Income Securities Funds has approved the renaming of Vanguard Short-Term Federal Fund (the “Fund”) to Vanguard Short-Term Government Securities Active Fund. The Fund’s name change will be effective on or about September 3, 2026.

The Fund’s investment objective, strategies, and polices will remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved.	PS 028C 062026
Vanguard Marketing Corporation, Distributor.

Vanguard Fixed Income Securities Funds

Supplement Dated June 5, 2026, to the Statement of Additional Information Dated May 28, 2026
Important Change to Vanguard Short-Term Federal Fund

Fund Name Change

The board of trustees of Vanguard Fixed Income Securities Funds has approved the renaming of Vanguard Short-Term Federal Fund (the “Fund”) to Vanguard Short-Term Government Securities Active Fund. The Fund’s name change will be effective on or about September 3, 2026.
The Fund’s investment objective, strategies, and polices will remain unchanged.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 028C 062026